FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2013 Fair Value [Member] Level 1 [Member]	Dec. 31, 2012 Fair Value [Member] Level 1 [Member]	Dec. 31, 2013 Fair Value [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value [Member] Level 3 [Member]	Dec. 31, 2013 Carrying Value [Member]	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2013 Carrying Value [Member] Level 1 [Member]	Dec. 31, 2012 Carrying Value [Member] Level 1 [Member]	Dec. 31, 2013 Carrying Value [Member] Level 3 [Member]	Dec. 31, 2012 Carrying Value [Member] Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents				$ 65,675,000	$ 55,511,000					$ 65,675,000	$ 55,511,000
Marketable Securities				0	549,000					0	549,000
Warrants in NAO						915,000	0					915,000	0
Working capital, Related Party		0	36,987,000					0	36,987,000
Credit Facility		(250,000,000)	(250,000,000)					(250,000,000)	(250,000,000)
Long-lived asset held for use			29,400,000						41,400,000
Impairment charge	$ 12,000,000